Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis - USD ($)		3 Months Ended	6 Months Ended
	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis [Line Items]
Issuance of public and private warrants			$ 2,280,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis [Line Items]
Warrant liabilities at December 31, 2020			$ 9,167,678
Issuance of public and private warrants	$ 2,280,000
Change in fair value of warrant liabilities		7,527,162
Warrant liabilities at March 31, 2021		$ 16,694,840